As filed with the Securities and Exchange Commission on August 11, 2010

Investment Company Act File Number 811-5698

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Tax Exempt Proceeds Fund, Inc.

(Exact name of registrant as specified in charter)

600 Fifth Avenue

New York, NY 10020

(Address of principal executive offices) (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

600 Fifth Avenue

New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-830-5200

Date of fiscal year end: June 30

Date of reporting period: June 30, 2010

Item 1:	Report to Stockholders

Tax Exempt Proceeds Fund, Inc. Shareholder Letter

Dear Shareholder:

As we look forward to what is on the horizon for the new fiscal year, it is imperative we take a look back at the events of the past year, and what a year it was! Many events took place that affected the money market industry, but the recession and an impending regulatory overhaul had the most impact.

Given the financial meltdown and subsequent government bailouts, the financial markets braced for excess government scrutiny during 2009, and money markets were not exempt from this attention. In February 2010, the SEC issued new rules relating to liquidity, maturity, and credit quality requirements of money market funds. We at Reich & Tang support the efforts to increase the liquidity and capital strength of money market funds, and we feel that these changes will help us continue to stress safety, liquidity, and credit quality in our portfolios.

Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our goals of safety and preservation of capital continually drive our investment analysis and decisions. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world’s largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.globalam.natixis.com.

While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients. We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 36 years.

Sincerely,

Michael P. Lydon

President

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Tax Exempt Proceeds Fund, Inc. Expense Chart For The Six Months Ended June 30, 2010 (Unaudited)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/10	Ending Account Value 06/30/10	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.34	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35	0.27%

*	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period (January 1, 2010 through June 30, 2010), multiplied by 181/365 (to reflect the most recent fiscal half-year).

Tax Exempt Proceeds Fund, Inc. Schedule of Investments June 30, 2010

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 2)	Moody’s	Standard & Poor’s

TAX EXEMPT COMMERCIAL PAPER (6.39%)

$4,000,000	Harris County, TX – Series C	08/12/10	0.35%	$4,000,000	P-1	A-1+

4,000,000	Long Island Power Authority, NY LOC State Street Bank & Trust Company	08/04/10	0.32	4,000,000	P-1	A-1+

8,000,000	Total Tax Exempt Commercial Paper			8,000,000

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (10.23%)

$4,000,000	Concord School District, NH BAN	01/21/11	0.75%	$4,003,303	MIG1

1,670,000	Manitowoc County, WI Note Anticipation Notes	10/01/10	0.80	1,675,028	MIG1

2,000,000	Oconomowoc Area School District, Dodge, Jefferson and Waukesha Counties, WI Tax and Revenue Anticipation Promissory Notes	08/23/10	0.75	2,002,880	MIG1

1,695,000	Reedsville School District, Manitowic and Brown Counties, WI BAN	07/01/10	0.55	1,695,000		SP-1+

1,900,000	School District of New Berlin, Waukesha County, WI Tax and Revenue Anticipation Promissory Notes	08/25/10	0.75	1,901,419	MIG1

1,525,000	Waunakee Community School District, Dane County, WI BAN	11/01/10	0.65	1,530,566	MIG1

12,790,000	Total Tax Exempt General Obligation Notes and Bonds			12,808,196

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (84.95%)

$3,000,000	City of Cohasset, MN RB (Minnesota Power & Light Company Project) – Series 1997A LOC LaSalle National Bank N.A.	06/01/20	0.30%	$3,000,000		A-1+

1,400,000	City of Newport, KY Kentucky League of Cities Funding Trust Lease Program RB – Series 2002 LOC US Bank, N. A.	04/01/32	0.29	1,400,000	VMIG1

The accompanying notes are an integral part of these financial statements.

Tax Exempt Proceeds Fund, Inc. Schedule of Investments June 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 2)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (CONTINUED)

$7,000,000	City of Santa Clara, CA Subordinated Electric Revenue Bonds – Series 2008B LOC Dexia CLF	07/01/27	0.28%	$7,000,000		A-1

2,900,000	Colorado Health Facilities Authority HRB (Boulder Community Hospital Project) – Series 2000 LOC JPMorgan Chase Bank, N.A.	10/01/30	0.26	2,900,000	VMIG1	A-1+

5,000,000	Columbus, OH Regional Airport Authority Capital Funding RB (Oasbo Expanded Asset Pooled Financing Program) – Series 2006 LOC U.S. Bank N.A.	12/01/36	0.30	5,000,000	VMIG1

1,100,000	Commonwealth of Puerto Rico Public Improvement Refunding Bonds – Series 2007A-8 LOC Wachovia Bank, N.A.	07/01/34	0.25	1,100,000	VMIG1	A-1+

1,835,000	Connecticut State Development Authority RB (Pierce Memorial Baptist Home, Inc. Project 1999 Refunding Series) LOC LaSalle National Bank N.A.	10/01/28	0.20	1,835,000		A-1+

4,500,000	Dormitory Authority of the State of New York Blythedale Childrens HRB Series 2009 LOC TD Bank, N.A.	12/01/36	0.27	4,500,000	VMIG1

3,600,000	East Baton Rouge Parish, LA PCRB (Exxon Mobile Project)	11/01/19	0.10	3,600,000	P-1	A-1+

2,000,000	Florida Housing Finance Corporation Multifamily Housing Revenue Refunding Bonds (Charleston Landing Apartments) 2001 Series I-A Guaranteed by Federal Home Loan Mortgage Corporation	07/01/31	0.30	2,000,000		A-1+

The accompanying notes are an integral part of these financial statements.

Tax Exempt Proceeds Fund, Inc. Schedule of Investments June 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 2)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (CONTINUED)

$2,250,000	Florida Housing Finance Corporation Multifamily Housing Revenue Refunding Bonds (Island Club Apartments) 2001 Series J-A Guaranteed by Federal Home Loan Mortgage Corporation	07/01/31	0.30%	$2,250,000		A-1+

1,525,000	HEFA of the State of Missouri RB Educational Facilities RB (Ranken Technical College) – Series 2007 LOC Northern Trust Company	11/15/31	0.16	1,525,000		A-1+

3,400,000	Illinois Development Finance Authority RB (Glenwood School For Boys) – Series 1998 LOC Harris Trust & Savings Bank	02/01/33	0.32	3,400,000		A-1+

2,225,000	Illinois Finance Authority RB (Riverside Health System) - Series 2004 LOC JPMorgan Chase Bank, N.A.	11/15/29	0.23	2,225,000	VMIG1	A-1+

2,800,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Company	04/01/35	0.16	2,800,000		A-1+

900,000	Irvine Ranch Water District, Orange County, CA Waterworks Bonds Election 1988 Series A for Improvement District No. 182 LOC Landesbank Hessen Thuringen Girozentrale	11/15/13	0.15	900,000		A-1+

3,000,000	Irvine, CA Assessment District # 89-10 (Orange County) Updates Improvement Bond LOC Bayerische HypoVereins Bank AG	09/02/15	0.16	3,000,000	VMIG1	A-1+

2,100,000	Irvine, CA Assessment District # 97-16 Limited Obligation Improvement Bond LOC State Street Bank & Trust Company	09/02/22	0.16	2,100,000	VMIG1	A-1+

5,950,000	Jackson County, MS Port Facility Refunding RB (Chevron U.S.A. Inc. Project) – Series 1993	06/01/23	0.13	5,950,000	P-1

The accompanying notes are an integral part of these financial statements.

Tax Exempt Proceeds Fund, Inc. Schedule of Investments June 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 2)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (CONTINUED)

$800,000	Lincoln County, WY PCRB (Exxon Corporation) – Series 1985	08/01/15	0.10%	$800,000		A-1+

2,000,000	Marion County, FL IDA Multifamily Housing Revenue Refunding Bonds (Chambrel at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.31	2,000,000		A-1+

6,000,000	Maryland Health and Higher Educational Facilities Authority RB (University of Maryland Medical System Issue) – Series 2007A LOC Wachovia Bank, N.A.	07/01/34	0.26	6,000,000	VMIG1	A-1+

1,000,000	M-S-R Public Power Agency, CA San Juan Project Subordinate Lien RB Series 2008M LOC Dexia CLF	07/01/22	0.16	1,000,000		A-1

735,000	New Canaan, CT Housing Authority RB (The Village at Waveny Care Center Project) – Series 2002 LOC Bank of America, N.A.	01/01/22	0.23	735,000		A-1+

7,700,000	New Jersey EDA School Facilities Construction Bonds – Series 2006 R-1 LOC Lloyds Bank PLC/ Bank of Nova Scotia	09/01/31	0.12	7,700,000	VMIG1	A-1+

900,000	New Jersey EDA School Facilities Construction Bonds – Series 2006R-3 LOC Lloyds Bank PLC/ Bank of Nova Scotia	09/01/31	0.14	900,000	VMIG1	A-1+

2,000,000	New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care System Issue) – Series 2001A LOC JP Morgan Chase Bank, N.A.	07/01/31	0.21	2,000,000	VMIG1	A-1+

The accompanying notes are an integral part of these financial statements.

Tax Exempt Proceeds Fund, Inc. Schedule of Investments June 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 2)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (CONTINUED)

$1,000,000	New Ulm, MN Hospital Refunding RB (Health Central Systems Project) – Series 1985 LOC Wells Fargo Bank, N.A.	08/01/14	0.35%	$1,000,000		A-1+

3,500,000	New York City, NY GO Bonds Fiscal 2004 Sub-Series H-2 LOC Bank of New York Mellon	03/01/34	0.15	3,500,000	VMIG1	A-1+

1,700,000	New York City, NY GO Bonds Fiscal 2004 Sub-Series H-7 LOC KBC Bank, N.A.	03/01/34	0.15	1,700,000	VMIG1	A-1

5,000,000	New York, NY GO Bonds Fiscal 1994 Sub-Series A-4 LOC Bayerische Landesbank	08/01/22	0.13	5,000,000	VMIG1	A-1+

1,945,000	North Carolina Capital Facilities Finance Agency Capital Facilities RB (The Mental Health Association in North Carolina, Inc. Project) – Series 2007 LOC Branch Banking & Trust Company	02/01/27	0.34	1,945,000	P-1	A-1+

3,400,000	Palm Beach County, FL Educational Facilities Authority RB (Lynn University Project) – Series 2001 LOC Bank of America, N.A.	11/01/21	0.30	3,400,000	P-1	A-1+

1,600,000	Redevelopment Agency of the City of Pittsburg, CA Los Medanos Community Development Project Subordinate Tax Allocation Bonds – Series 2004A LOC State Street Bank & Trust Company/ California State Teachers Retirement System	09/01/35	0.14	1,600,000		A-1+

5,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series V-2	07/01/36	0.08	5,100,000	VMIG1	A-1+

The accompanying notes are an integral part of these financial statements.

Tax Exempt Proceeds Fund, Inc. Schedule of Investments June 30, 2010 (Continued)

					Rating (a)
Face Amount		Maturity Date	Interest Rate	Value (Note 2)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (b) (CONTINUED)

$150,000	State of Connecticut HEFA RB (Charlotte Hungerford Hospital Issue) – Series 1998C LOC Bank of America, N.A.	07/01/13	0.45%	$150,000	VMIG-1

1,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series K-2 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.22	1,000,000	VMIG1	A-1+

300,000	State of Connecticut HEFA RB Mulberry Gardens Issue, Series E LOC Bank of America, N.A.	07/01/36	0.45	300,000		A-1+

4,000,000	Turlock Irrigation District, CA COP (Capital Improvements and Refunding Project) 2001 Series A LOC Societe Generale	01/01/31	0.12	4,000,000		A-1+

106,315,000	Total Tax Exempt Variable Rate Demand Instruments			106,315,000

	Total Investments (101.57%) (Cost $127,123,196†)			$127,123,196
	Liabilities in Excess of Cash and Other Assets (-1.57%)			(1,964,225)

	Net Assets (100.00%)			$125,158,971

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(a)	Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue. All letters of credit are irrevocable and direct pay covering both principal and interest. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b)	Securities payable on demand at par including accrued interest (usually with one or seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

The accompanying notes are an integral part of these financial statements.

Tax Exempt Proceeds Fund, Inc. Schedule of Investments June 30, 2010 (Continued)

KEY:

BAN	= Bond Anticipation Note	HRB	= Hospital Revenue Bond
GO	= General Obligation	IDA	= Industrial Development Authority
COP	= Certificate of Participation	LOC	= Letter of Credit
EDA	= Economic Development Authority	PCRB	= Pollution Control Revenue Bond
HEFA	= Health and Educational Facilities Authority	RB	= Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$108,010,000	84.97%
31 through 60 Days	11,904,299	9.36
61 through 90 Days	—	—
91 through 120 Days	1,675,028	1.32
121 through 180 Days	1,530,566	1.20
Over 180 Days	4,003,303	3.15
Total	$127,123,196	100.00%

The accompanying notes are an integral part of these financial statements.

Tax Exempt Proceeds Fund, Inc. Schedule of Investments June 30, 2010 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (Unaudited)

States	Value	% of Portfolio
California	$19,600,000	15.42%
Colorado	2,900,000	2.28
Connecticut	9,120,000	7.17
Florida	9,650,000	7.59
Illinois	5,625,000	4.42
Iowa	2,800,000	2.20
Kentucky	1,400,000	1.10
Louisiana	3,600,000	2.83
Maryland	6,000,000	4.72
Minnesota	4,000,000	3.15
Mississippi	5,950,000	4.68
Missouri	1,525,000	1.20
New Hampshire	4,003,303	3.15
New Jersey	10,600,000	8.34
New York	18,700,000	14.71
North Carolina	1,945,000	1.53
Ohio	5,000,000	3.93
Puerto Rico	1,100,000	0.87
Texas	4,000,000	3.15
Wisconsin	8,804,893	6.93
Wyoming	800,000	0.63
Total	$127,123,196	100.00%

The accompanying notes are an integral part of these financial statements.

Tax Exempt Proceeds Fund, Inc. Statement of Assets and Liabilities June 30, 2010

:Assets
Investments in securities, at amortized cost (Note 2)	$127,123,196
Receivable for securities sold	3,520,000
Receivable for shares sold	57,519
Accrued interest receivable	91,684

Total assets	130,792,399

:Liabilities
Payable for securities purchased	1,530,566
Due to custodian	4,075,488
Payable to affiliate (Note 3)	27,374

Total liabilities	5,633,428

Net assets	$125,158,971

:Sources of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$125,158,971
Accumulated net realized gain (losses)	—

Net assets	$125,158,971

NET ASSET VALUE, PER SHARE (applicable to 125,160,974 shares outstanding) (NOTE 5)	$1.00

The accompanying notes are an integral part of these financial statements.

Tax Exempt Proceeds Fund, Inc. Statement of Operations Year Ended June 30, 2010

:Investment Income
INCOME:
Interest	$296,267

EXPENSES: (NOTE 3)
Investment management fee	428,524
Less: Fees waived (Note 3)	(135,034)

293,490
Net investment income	2,777

:Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	-0-

Increase in net assets resulting from operations	$2,777

The accompanying notes are an integral part of these financial statements.

Tax Exempt Proceeds Fund, Inc. Statements of Changes in Net Assets Years Ended June 30, 2010 and 2009

	2010	2009

:Increase (Decrease) in Net Assets From:
OPERATIONS:
Net investment income	$2,777	$1,418,408
Net realized gain on investments	-0-	-0-

Increase in net assets resulting from operations	2,777	1,418,408

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME*:	(2,777)	(1,418,408)

CAPITAL SHARE TRANSACTIONS (NOTE 5):	(7,018,649)	(42,253,118)

Total increase/(decrease)	(7,018,649)	(42,253,118)

NET ASSETS:
Beginning of year	132,177,620	174,430,738

End of year	$125,158,971	$132,177,620

UNDISTRIBUTED NET INVESTMENT INCOME:	$-0-	$-0-

*	Designated as exempt-interest dividends for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

Tax Exempt Proceeds Fund, Inc. Financial Highlights

	Years Ended June 30,
	2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.011	0.026	0.032	0.025
Less distributions from:
Dividends from net investment income	(0.000)	(0.011)	(0.026)	(0.032)	(0.025)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	1.10%	2.68%	3.27%	2.57%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$125,159	$132,178	$174,431	$189,080	$155,258
Ratio to average net assets:
Net investment income	0.00%	1.14%	2.67%	3.23%	2.55%
Expenses (net of fees waived)	0.27%	0.40%	0.40%	0.40%	0.40%
Management fees waived	0.13%	—	—	—	—

The accompanying notes are an integral part of these financial statements.

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Tax Exempt Proceeds Fund, Inc. Notes to the Financial Statements June 30, 2010

1: Organization

Tax Exempt Proceeds Fund, Inc. (“Fund”) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a short term, tax exempt money market fund whose objective is to seek as high a level of current interest income exempt from federal income taxes as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

2: Summary of Significant Accounting Policies

CODIFICATION

The Financial Accounting Standards Board has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification. GAAP is not intended to be changed as a result of the FASB’s Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of June 30, 2010.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment. See Note 7 for additional disclosure on valuation of securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

Tax Exempt Proceeds Fund, Inc. Notes to the Financial Statements (Continued)

2: Summary of Significant Accounting Policies (Continued)

FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated the impact of all subsequent events through July 29, 2010, the date the financial statements were issued and has determined that there were no subsequent events requiring recognition of disclosure in these financial statements.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

RISKS

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Tax Exempt Proceeds Fund, Inc. Notes to the Financial Statements (Continued)

2: Summary of Significant Accounting Policies (Continued)

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

3: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager at the annual rate of 0.40 of 1% per annum of the Fund’s average daily net assets up to $250 million; 0.35 of 1% per annum of the average daily net assets between $250 million and $500 million; and 0.30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund. At June 30, 2010, the Fund owed $27,374 to the Manager for these services, which is included in Payable to Affiliates on the Statement of Assets and Liabilities. For the year ended June 30, 2010, the Manager waived $135,034 of management fee.

In a low interest rate environment, such as the environment that existed at June 30, 2010, Reich & Tang Asset Management LLC (“the “Manager”) has historically waived their fees to maintain a minimum non-negative yield for the Fund. The Manager is under no contractual obligation to continue such waiver in the future.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund’s Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

Directors of the Fund not affiliated with the Manager receive from the Fund (fee is paid by the Manager from its management fee) an annual retainer of $1,250 and a fee of $450 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meeting.

As of June 30, 2010, no Directors, Officers or affiliated entities had investments in the Fund.

4: Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by

Tax Exempt Proceeds Fund, Inc. Notes to the Financial Statements (Continued)

4: Security Transactions with Affiliated Funds (Continued)

virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended June 30, 2010, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Purchases	$119,410,000
Sales	182,375,000
Gains/(Losses)	-0-

5: Capital Stock

At June 30, 2010, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

	Year Ended June 30, 2010		Year Ended June 30, 2009
	Net Assets	Shares	Net Assets	Shares
Sold	$767,955,845	767,955,845	$881,690,681	881,690,681
Issued on reinvestment of dividends	3,012	3,012	1,419,718	1,419,718
Redeemed	(774,977,506)	(774,977,506)	(925,366,589)	(925,366,589)
Additional paid-in-capital*	-0-	-0-	3,072	-0-

Net increase (decrease)	$(7,018,649)	(7,018,649)	$(42,253,118)	(42,256,190)

*	During the year ended June 30, 2009, Reich & Tang Services, Inc. (“TA”), allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

6: Tax Information

The tax character of distributions paid during the years ended June 30, 2010 and 2009 was as follows:

	2010	2009
Tax-exempt income	$2,777	$1,418,408

Tax Exempt Proceeds Fund, Inc. Notes to the Financial Statements (Continued)

7: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2010:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$127,123,196	$-0-

Total	$-0-	$127,123,196	$-0-

For the year ended June 30, 2010, there were no Level 1 or 3 investments.

Tax Exempt Proceeds Fund, Inc. Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

Tax Exempt Proceeds Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Tax Exempt Proceeds Fund, Inc. (the “Fund”) including the schedule of investments, as of June 30, 2010 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2010 by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Sanville & Company

New York, New York

July 29, 2010

Tax Exempt Proceeds Fund, Inc. Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

:	Tax-Exempt Income Distribution

For the fiscal year ended June 30, 2010, the Fund paid tax-exempt distribution in the amount of $2,777.

Tax Exempt Proceeds Fund, Inc. Directors and Officers Information (Unaudited)

:	Directors and Officers Information

June 30, 2010†

Name, Address[1], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Disinterested Directors:
Catherine Boone, 1944	Director	2000	Retired. Chief Financial Officer, Connecticut Valley Girl Scout Council, January 2007. Assistant Treasurer, State of Connecticut, 2000 to 2007.	One portfolio	N/A
Marian Chertow, PhD., 1955	Director	1989	Director, Industrial Environmental Management Program, School of Forestry and Environmental Studies at Yale University since July 1991.	One portfolio	N/A
Glenn Klocko, 1955	Director	1990	Comptroller, City of Bristol, Connecticut since May 1998.	One portfolio	N/A
Interested Directors:
Howard Rifkin, 1950	Director[3]	2000	Deputy Treasurer, State of Connecticut, Office of the Treasurer since January 1999.	One portfolio	N/A
Sarah Sanders, 1957	Director[3]	2007	Assistant Treasurer, Debt Management, State of Connecticut, since June 2007. Principal Debt Management Specialist, State of Connecticut from July 2001 to June 2007.	One portfolio	Connecticut Higher Education Student Loan Authority; The Connecticut Student Loan Foundation and The Connecticut Higher Education and Health Facilities Authority

Tax Exempt Proceeds Fund, Inc. Directors and Officers Information (Unaudited) (Continued)

Name, Address[1], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Interested Officers:
Michael P. Lydon, 1963	President & Chief Executive Officer Vice President	Since 2007 2005-2007	President, Chief Executive Officer and Member of RTAM, LLC. Associated with RTAM, LLC since January 2005. Mr. Lydon is also President and Director/Trustee of two other funds in the Reich & Tang Fund Complex and President to New York Daily Tax Free Income Fund, Inc. Mr. Lydon also serves as President, Chief Executive Officer and Director for Reich & Tang Services, Inc., Executive Vice President and Director of Reich & Tang Distributors Inc. and President, Chief Executive Officer and Member of Reich & Tang Deposit Solutions, LLC. Prior to 2007, Mr. Lydon was Vice President of twelve funds in the Reich & Tang Fund Complex.
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007	Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC. Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of three other funds in the Reich & Tang Fund Complex. Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer and Secretary of Reich & Tang Deposit Solutions, LLC and Senior Vice President, Chief Compliance Officer and AML Officer of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc. From February 2007 to August 2007, Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management. From March 2002 to February 2007 Mr. Brancazio served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds.
Richard De Sanctis, 1956	Vice President Treasurer and Assistant Secretary	Since 2005 1992 to 2004	Executive Vice President and Chief Operating Officer of RTAM, LLC. Associated with the Manager since 1990. Mr. De Sanctis is also Vice President of three other funds in the Reich & Tang Fund Complex. Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC, Director, Executive Vice President and Chief Operating Officer of Reich & Tang Services, Inc., and Director, Executive Vice President, Chief Financial Officer and Chief Operating Officer of Reich & Tang Distributors, Inc.
Chris Gill, 1964	Vice President	Since 2008	Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of three other funds in the Reich & Tang Complex. Mr. Gill is also a Senior Vice President and Director of Reich & Tang Services, Inc.

Tax Exempt Proceeds Fund, Inc. Directors and Officers Information (Unaudited) (Continued)

Name, Address[1], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Interested Officers:
Joseph Jerkovich, 1968	Treasurer and Assistant Secretary Vice President	Since 2008 2007 to 2008	Senior Vice President and Chief Financial Officer of RTAM, LLC, Reich & Tang Deposit Solutions, LLC and Reich & Tang Services, Inc. Associated with RTAM, LLC since September 2004. Mr. Jerkovich is Treasurer and Assistant Secretary of three other funds in the Reich & Tang Fund Complex. Mr. Jerkovich also serves as Senior Vice President and Controller of Reich & Tang Distributors, Inc. From 2007 to 2008 Mr. Jerkovich was Vice President of eight Funds in the Reich & Tang Fund Complex. Mr. Jerkovich was Vice President and Chief Investment Officer at Winklevoss Consulting from May 2002 to June 2004.
Christine Manna, 1970	Secretary	Since 2007	Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of three other funds in the Reich & Tang Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.
Robert Rickard, 1969	Vice President	Since 2007	Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc. Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of three other funds in the Reich & Tang Fund Complex.

†

The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the “Fund”) directors and is available, without charge, upon request by calling the Fund’s transfer agent at (212) 830-5200.

[1]	The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.
[2]

Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

[3]	Howard Rifkin and Sarah Sanders are deemed interested persons of the Fund due to other affiliation with the State of Connecticut.

[This Page Intentionally Left Blank.]

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Tax Exempt Proceeds Fund, Inc.

600 Fifth Avenue

New York, New York 10020

Manager

Reich & Tang Asset Management, LLC

600 Fifth Avenue

New York, New York 10020

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

600 Fifth Avenue

New York, New York 10020

Distributor

Reich & Tang Distributors, Inc.

600 Fifth Avenue

New York, New York 10020

TEP06/10A

Tax Exempt Proceeds Fund, Inc.

Annual Report

June 30, 2010

Item 2:	Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on June 19, 2008 to reflect a change in the Principal Financial Officer of the Fund. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:	Audit Committee Financial Expert

The registrant’s Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Glenn S. Klocko, who is “independent,” as defined in the instructions to this Item.

Item 4:	Principal Accountant Fees and Services

		FYE 6/30/2010	FYE 6/30/2009
4(a)	Audit Fees	$20,500	$19,500
4(b)	Audit Related Fees	$0	$0
4(c)	Tax Fees	$1,800	$1,600
4(d)	All Other Fees	$0	$0

4(e)(1) The registrant’s audit committee is required to pre-approve (i) all audit and non-audit services performed by the independent registered public accounting firm (“accountants”) for the registrant and (ii) any non-audit services performed by the accountants for the registrant’s investment adviser and control persons of the adviser that provide ongoing services to the registrant (“Service Affiliates”) if the services relate directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

4(e)(2) None

4(f) Not applicable.

4(g) $1,800 and $79,000, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2010. $1,600 and $47,500, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2009.

4(h) The registrant’s audit committee has considered whether its principal accountant’s provision of non-audit services that were rendered to the registrant’s investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:	Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11:	Exhibits

(a)(1)	Code of Ethics.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

By (Signature and Title)*	/s/ CHRISTINE MANNA
Christine Manna, Secretary

Date: August 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ MICHAEL P. LYDON
Michael P. Lydon, President

Date: August 10, 2010

By (Signature and Title)*	/s/ JOSEPH JERKOVICH
Joseph Jerkovich, Treasurer and Assistant Secretary

Date: August 10, 2010

*	Print the name and title of each signing officer under his or her signature.